UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6570

Name of Fund: MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 139.9%  $ 1,000     Burlington County, New Jersey, Bridge Commission Revenue Bonds (Governmental Leasing
                                 Program), 5.25% due 8/15/2020                                                          $     1,074
                     --------------------------------------------------------------------------------------------------------------
                       1,500     Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                         1,566
                     --------------------------------------------------------------------------------------------------------------
                       2,010     Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge
                                 Revenue Refunding Bonds, 5% due 7/01/2021                                                    2,111
                     --------------------------------------------------------------------------------------------------------------
                       3,645     Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge
                                 Revenue Refunding Bonds, 5% due 7/01/2028                                                    3,785
                     --------------------------------------------------------------------------------------------------------------
                       3,930     Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, RIB,
                                 Series 396, 8.523% due 1/01/2019 (c)(h)                                                      4,599
                     --------------------------------------------------------------------------------------------------------------
                       2,620     Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                 due 10/01/2028 (b)                                                                           2,748
                     --------------------------------------------------------------------------------------------------------------
                       6,860     Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.12%* due 11/01/2023 (c)                                                          3,184
                     --------------------------------------------------------------------------------------------------------------
                       4,540     Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.25%* due 11/01/2028 (c)                                                          1,648
                     --------------------------------------------------------------------------------------------------------------
                       4,300     Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                                            4,999
                     --------------------------------------------------------------------------------------------------------------
                       5,460     Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                                            6,680
                     --------------------------------------------------------------------------------------------------------------
                       1,180     Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                                 Revenue Refunding Bonds (Waste Management Inc. Project), AMT, Series B, 7%
                                 due 12/01/2029                                                                               1,292
                     --------------------------------------------------------------------------------------------------------------
                       2,000     Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                                 Revenue Refunding Bonds (Waste Management Inc. Project), Series A, 6.85%
                                 due 12/01/2029                                                                               2,182
                     --------------------------------------------------------------------------------------------------------------
                       1,500     Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                          1,781
                     --------------------------------------------------------------------------------------------------------------
                      13,950     Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                 Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                              14,691
                     --------------------------------------------------------------------------------------------------------------
                       3,090     Jackson Township, New Jersey, School District, GO, 5% due 4/15/2018 (b)                      3,279
                     --------------------------------------------------------------------------------------------------------------
                       3,750     Jackson Township, New Jersey, School District, GO, 5% due 4/15/2019 (b)                      3,979
                     --------------------------------------------------------------------------------------------------------------
                       1,455     Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                                 (Golf Course Projects), 5.25% due 6/01/2022                                                  1,586
                     --------------------------------------------------------------------------------------------------------------
                       3,050     Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                                 (Golf Course Projects), 5% due 6/01/2029                                                     3,210
                     --------------------------------------------------------------------------------------------------------------
                         970     Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                                 Center Hotel/Conference Project), Series A, 5% due 1/01/2020                                   983

Portfolio Abbreviations

To simplify the listings of MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
M/F       Multi-Family
RIB       Residual Interest Bonds

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,500     Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                 Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                        $     1,612
                     --------------------------------------------------------------------------------------------------------------
                       2,235     Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Refunding Bonds, 5% due 12/01/2015 (a)                                                       2,381
                     --------------------------------------------------------------------------------------------------------------
                       2,345     Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Refunding Bonds, 5% due 12/01/2016 (a)                                                       2,498
                     --------------------------------------------------------------------------------------------------------------
                       1,720     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                            1,828
                     --------------------------------------------------------------------------------------------------------------
                       1,895     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             2,021
                     --------------------------------------------------------------------------------------------------------------
                         370     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                               385
                     --------------------------------------------------------------------------------------------------------------
                         755     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                               802
                     --------------------------------------------------------------------------------------------------------------
                         600     New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024            641
                     --------------------------------------------------------------------------------------------------------------
                         685     New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032            732
                     --------------------------------------------------------------------------------------------------------------
                       1,500     New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                                 due 1/01/2028                                                                                1,512
                     --------------------------------------------------------------------------------------------------------------
                       1,250     New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                 Series A, 5.50% due 1/01/2018                                                                1,270
                     --------------------------------------------------------------------------------------------------------------
                       3,500     New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                 Series A, 5.50% due 1/01/2025                                                                3,533
                     --------------------------------------------------------------------------------------------------------------
                       2,500     New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                 Ward Homestead Project), Series A, 5.75% due 11/01/2024                                      2,692
                     --------------------------------------------------------------------------------------------------------------
                       2,000     New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                 Ward Homestead Project), Series A, 5.80% due 11/01/2031                                      2,137
                     --------------------------------------------------------------------------------------------------------------
                      14,000     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2033 (d)                                                                           15,076
                     --------------------------------------------------------------------------------------------------------------
                       2,870     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                 due 7/01/2034 (d)                                                                            3,015
                     --------------------------------------------------------------------------------------------------------------
                         400     New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2011                 423
                     --------------------------------------------------------------------------------------------------------------
                         220     New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2012                 234
                     --------------------------------------------------------------------------------------------------------------
                       3,850     New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A, 6.30%*
                                 due 7/01/2024 (d)                                                                            1,702
                     --------------------------------------------------------------------------------------------------------------
                       5,800     New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%
                                 due 3/01/2030 (c)                                                                            6,123
                     --------------------------------------------------------------------------------------------------------------
                       5,400     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                 due 3/01/2023                                                                                5,834
                     --------------------------------------------------------------------------------------------------------------
                       3,000     New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5%
                                 due 9/01/2015                                                                                3,230
                     --------------------------------------------------------------------------------------------------------------
                       3,115     New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25%
                                 due 9/01/2016                                                                                3,406
                     --------------------------------------------------------------------------------------------------------------
                       6,670     New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                 Inc. Project), Series A, 6.875% due 11/01/2034 (b)                                           6,756
                     --------------------------------------------------------------------------------------------------------------
                       5,975     New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                                 Infrastructure), Series A, 5.25% due 9/01/2017                                               6,398
                     --------------------------------------------------------------------------------------------------------------
                       1,100     New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds
                                 (Catholic Health East), Series A, 5.375% due 11/15/2033                                      1,149
                     --------------------------------------------------------------------------------------------------------------
                       1,540     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                 Specialized Hospital), Series A, 5.50% due 7/01/2036                                         1,613
                     --------------------------------------------------------------------------------------------------------------
                       1,950     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon
                                 Medical Center), Series A, 5.125% due 7/01/2035                                              2,002
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,845     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                            $     1,882
                     --------------------------------------------------------------------------------------------------------------
                       1,845     New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2035 (f)                                                 1,912
                     --------------------------------------------------------------------------------------------------------------
                       4,000     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert
                                 Wood University), 5.70% due 7/01/2020 (a)                                                    4,304
                     --------------------------------------------------------------------------------------------------------------
                       1,875     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                 Medical Center), 5.50% due 7/01/2033                                                         1,934
                     --------------------------------------------------------------------------------------------------------------
                       6,640     New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                  7,131
                     --------------------------------------------------------------------------------------------------------------
                       2,000     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Southern Ocean
                                 County Hospital), 5.125% due 7/01/2031 (f)                                                   2,110
                     --------------------------------------------------------------------------------------------------------------
                       4,200     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Southern Ocean
                                 County Hospital), Series A, 6.25% due 7/01/2023                                              4,227
                     --------------------------------------------------------------------------------------------------------------
                       1,020     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 6.25% due 7/01/2017                                          1,142
                     --------------------------------------------------------------------------------------------------------------
                       2,185     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 5.75% due 7/01/2025                                          2,360
                     --------------------------------------------------------------------------------------------------------------
                       1,650     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                  1,778
                     --------------------------------------------------------------------------------------------------------------
                       5,500     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Holy Name Hospital), 6% due 7/01/2025                                                       5,702
                     --------------------------------------------------------------------------------------------------------------
                       1,500     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                           1,585
                     --------------------------------------------------------------------------------------------------------------
                       2,250     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                          2,383
                     --------------------------------------------------------------------------------------------------------------
                       2,195     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                           2,314
                     --------------------------------------------------------------------------------------------------------------
                       4,150     New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                                4,432
                     --------------------------------------------------------------------------------------------------------------
                       2,000     New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court
                                 College Project), Series C, 6.50% due 7/01/2033                                              2,249
                     --------------------------------------------------------------------------------------------------------------
                       2,165     New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5.125% due 7/01/2028 (d)                                                           2,305
                     --------------------------------------------------------------------------------------------------------------
                       1,955     New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5% due 7/01/2034 (d)                                                               2,055
                     --------------------------------------------------------------------------------------------------------------
                       5,305     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Montclair State University), Series L, 5% due 7/01/2034 (d)                                 5,576
                     --------------------------------------------------------------------------------------------------------------
                       1,870     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Princeton Theological Seminary), 5% due 7/01/2026                                           1,978
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,100     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Princeton University), Series A, 5% due 7/01/2030                                     $     3,305
                     --------------------------------------------------------------------------------------------------------------
                       3,225     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Princeton University), Series E, 5% due 7/01/2013 (g)                                       3,501
                     --------------------------------------------------------------------------------------------------------------
                       1,000     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rider University), 5% due 7/01/2017 (f)                                                     1,046
                     --------------------------------------------------------------------------------------------------------------
                       1,255     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rider University), Series A, 5.50% due 7/01/2023 (f)                                        1,364
                     --------------------------------------------------------------------------------------------------------------
                       1,450     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rider University), Series A, 5.25% due 7/01/2034 (f)                                        1,547
                     --------------------------------------------------------------------------------------------------------------
                       5,155     New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                 AMT, Series A, 5.30% due 6/01/2017 (a)                                                       5,216
                     --------------------------------------------------------------------------------------------------------------
                       2,500     New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                                 Bonds, 5.625% due 1/01/2010 (g)                                                              2,716
                     --------------------------------------------------------------------------------------------------------------
                       5,350     New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series CC, 5.80% due 10/01/2020 (d)                                                          5,596
                     --------------------------------------------------------------------------------------------------------------
                       3,335     New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.60% due 10/01/2012 (d)                                                           3,439
                     --------------------------------------------------------------------------------------------------------------
                       7,175     New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (c)                                                    7,298
                     --------------------------------------------------------------------------------------------------------------
                       4,535     New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT,
                                 Series A, 4.90% due 11/01/2035 (b)                                                           4,571
                     --------------------------------------------------------------------------------------------------------------
                       3,620     New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series B, 5.75% due 9/15/2014                                                                3,972
                     --------------------------------------------------------------------------------------------------------------
                       6,405     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2020                                                            6,806
                     --------------------------------------------------------------------------------------------------------------
                       5,865     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                                          6,820
                     --------------------------------------------------------------------------------------------------------------
                       4,870     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%*
                                 due 1/01/2035 (a)                                                                            3,264
                     --------------------------------------------------------------------------------------------------------------
                       5,000     Port Authority of New Jersey and New York, Consolidated Revenue Bonds, 93rd Series,
                                 6.125% due 6/01/2094                                                                         6,067
                     --------------------------------------------------------------------------------------------------------------
                       4,435     Port Authority of New Jersey and New York Revenue Bonds, Trust Receipts, AMT, Class
                                 R, Series 10, 8.225% due 1/15/2017 (c)(h)                                                    4,693
                     --------------------------------------------------------------------------------------------------------------
                       5,300     Port Authority of New Jersey and New York, Revenue Refunding Bonds, DRIVERS, AMT,
                                 Series 153, 6.963% due 9/15/2012 (b)(h)                                                      5,486
                     --------------------------------------------------------------------------------------------------------------
                       2,000     Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                         2,106
                     --------------------------------------------------------------------------------------------------------------
                       6,000     Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                 Appreciation), Series A, 4.87%* due 9/01/2031 (d)                                            1,876
                     --------------------------------------------------------------------------------------------------------------
                       4,280     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.75%
                                 due 1/01/2018                                                                                4,416
                     --------------------------------------------------------------------------------------------------------------
                       2,485     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.85%
                                 due 1/01/2019                                                                                2,574
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,000     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5%
                                 due 1/01/2020                                                                          $     2,092
                     --------------------------------------------------------------------------------------------------------------
                       2,225     Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 5.75% due 6/01/2032                                                                          2,323
                     --------------------------------------------------------------------------------------------------------------
                       3,010     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                 due 6/01/2041                                                                                3,443
                     --------------------------------------------------------------------------------------------------------------
                       1,585     Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                 (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)                1,647
                     --------------------------------------------------------------------------------------------------------------
                       1,175     Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                 (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)                1,221
                     --------------------------------------------------------------------------------------------------------------
                         945     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2018 (a)                                                                           1,038
                     --------------------------------------------------------------------------------------------------------------
                       1,900     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2019 (a)                                                                           2,087
                     --------------------------------------------------------------------------------------------------------------
                       1,870     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2020 (a)                                                                           2,054
                     --------------------------------------------------------------------------------------------------------------
                       1,435     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2021 (a)                                                                           1,573
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.8%     1,730     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2045                                          1,776
                     --------------------------------------------------------------------------------------------------------------
                       3,300     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                 due 7/01/2028 (e)                                                                            3,499
                     --------------------------------------------------------------------------------------------------------------
                       2,500     Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP, 5%
                                 due 7/01/2025 (b)                                                                            2,657
                     --------------------------------------------------------------------------------------------------------------
                       1,900     Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project),
                                 AMT, 6.625% due 6/01/2026                                                                    2,066
                     --------------------------------------------------------------------------------------------------------------
                       8,750     Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 7.039%
                                 due 7/01/2021 (d)(h)                                                                         9,442
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            3,500     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.7%                   Coker Project), AMT, 6.50% due 7/01/2021                                                     3,960
                     --------------------------------------------------------------------------------------------------------------
                       1,900     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                 Refinery), AMT, 5.875% due 7/01/2022                                                         2,057
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $317,070) - 151.4%                                           336,355
-----------------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         836     CMA New Jersey Municipal Money Fund, 2.52% (i)                                                 836
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $836) - 0.4%                                               836
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $317,906**) - 151.8%                                             337,191

                                 Other Assets Less Liabilities - 1.8%                                                         4,063

                                 Preferred Stock, at Redemption Value - (53.6%)                                            (119,060)
                                                                                                                        -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                         $   222,194
                                                                                                                        ===========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 317,906
                                                                      =========
      Gross unrealized appreciation                                   $  19,406
      Gross unrealized depreciation                                        (121)
                                                                      ---------
      Net unrealized appreciation                                     $  19,285
                                                                      =========

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2006                   (In Thousands)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   CIFG Insured.
(f)   Radian Insured.
(g)   Prerefunded.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund, 2.52%         (593)           $12
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New Jersey Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield New Jersey Fund, Inc.

Date: April 20, 2006